CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Preferred Stock (Series B and C)	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2013	$ 27,886	$ 1,777	$ 14,751,170	$ (10,241,478)	$ 4,539,355
Beginning Balance, Shares at Dec. 31, 2013	27,885,587	1,776,923
Conversion of preferred stock to common stock, Amount	$ 16,022	$ (1,001)	(15,021)		0
Conversion of common stock to preferred stock, Shares	16,021,632	(1,001,352)
Issuance of Common Stock for debt, Amount	$ 2,004		599,647		601,651
Issuance of Common Stock for debt, Shares	2,004,002
Issuance of Preferred Stock for debt conversions, Amount, net of warrants issued		$ 205	619,154		619,359
Issuance of Preferred stock for debt conversions, Shares, net of warrants issued		204,732
Issuance of Common Stock for services, Amount	$ 1,751	$ 5	542,775		544,531
Issuance of Common Stock for services, Shares	1,751,270	5,692
Issuance of Preferred Stock for cash, Amount, net of warrants issued		$ 505	1,440,064		1,440,569
Issuance of Preferred Stock for cash, Shares, net of warrants issued		505,000
Cashless exercise of warrants, Amount	$ 78		(78)		0
Cashless exercise of warrants, Shares	78,427
Stock-based compensation			497,271		497,271
Dividends declared on Preferred Stock			(434,096)		(434,096)
Reclassification of Derivative liability			44,751		44,751
Issuance of Common Stock for dividends on Preferred Stock, Amount	$ 882		$ 342,575		343,457
Issuance of Common Stock for dividends on Preferred Stock, Shares	881,757
Net Loss				$ (8,116,603)	(8,116,603)
Ending Balance, Amount at Dec. 31, 2014	$ 48,623	$ 1,491			$ 80,245
Ending Balance, Shares at Dec. 31, 2014	48,622,675	140,995	18,388,212	(18,358,081)	80,245
Conversion of preferred stock to common stock, Amount	$ 55,947	$ (252)	$ (55,695)		$ 0
Conversion of common stock to preferred stock, Shares	55,947,335	(252,891)
Issuance of Preferred Stock for debt conversions, Amount, net of warrants issued		$ 12	835,514		835,526
Issuance of Preferred stock for debt conversions, Shares, net of warrants issued		12,148
Issuance of Common Stock for services, Amount	$ 2,414		485,412		487,826
Issuance of Common Stock for services, Shares	2,413,811
Issuance of Preferred Stock for cash, Amount, net of warrants issued		$ 116	8,750,478		8,750,594
Issuance of Preferred Stock for cash, Shares, net of warrants issued		116,471
Stock-based compensation			1,055,448		1,055,448
Dividends declared on Preferred Stock			(271,838)		(271,838)
Issuance of Common Stock for Employee Bonuses, Amount	$ 2,188		216,594		218,782
Issuance of Common Stock for Employee Bonuses, Shares	2,187,818
Issuance of Common Stock for dividends on Preferred Stock, Amount	$ 1,512		287,459		288,971
Issuance of Common Stock for dividends on Preferred Stock, Shares	1,512,645
Issuance of Restricted Stock to Employees, Amount	$ 750		(750)		0
Issuance of Restricted Stock to Employees, Shares	750,000
Net Loss				$ (11,990,563)	(11,990,563)
Ending Balance, Amount at Dec. 31, 2015	$ 111,434	$ 1,367	$ 29,690,834	$ (30,348,644)	$ (545,009)
Ending Balance, Shares at Dec. 31, 2015	111,434,284	1,366,723